Basis of preparation and principal accounting policies - Statement of comprehensive income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income
Revenue from contracts with customers	$ 356,973,000	$ 366,043,000	$ 424,977,000
Third-party share of gains relating to interests in consolidated entities	(11,904,000)	(72,818,000)	(101,094,000)
Operating expenses - general	(86,589,000)	(78,402,000)	(66,119,000)
Operating expenses - legal finance non-cash accrual	(6,920,000)	(31,312,000)
Operating expenses - case-related expenditures ineligible for inclusion in asset cost	(4,841,000)	(11,246,000)	(5,712,000)
Operating expenses - equity and listing related	(7,907,000)	(1,754,000)
Amortization of intangible asset	(8,703,000)	(9,495,000)	(9,494,000)
Operating profit	242,013,000	233,834,000	343,652,000
Profit for the year before tax	201,715,000	194,212,000	305,114,000
Profit for the year after taxation	164,778,000	180,795,000	317,577,000
Total comprehensive income	$ 154,572,000	$ 163,270,000	$ 342,278,000
Basic profit per ordinary share	$ 75.30	$ 82.70	$ 150.70
Diluted profit per ordinary share	74.90	82.30	150.30
Basic comprehensive income per ordinary share	70.60	74.70	162.40
Diluted comprehensive income per ordinary share	$ 70.20	$ 74.30	$ 162.00
Capital provision income
Income
Revenue from contracts with customers	$ 338,700,000	$ 409,328,000	$ 501,976,000
PreviouslyReported
Income
Revenue from contracts with customers	356,973,000	366,043,000	424,977,000
Third-party share of gains relating to interests in consolidated entities	(12,851,000)	(15,318,000)	(3,348,000)
Operating expenses - general	(86,589,000)	(78,402,000)	(66,119,000)
Operating expenses - case-related expenditures ineligible for inclusion in asset cost	(4,841,000)	(11,246,000)	(5,712,000)
Operating expenses - equity and listing related	(7,907,000)	(1,754,000)
Amortization of intangible asset	(8,703,000)	(9,495,000)	(9,494,000)
Operating profit	248,933,000	265,146,000	343,652,000
Profit for the year before tax	208,635,000	225,524,000	305,114,000
Profit for the year after taxation	171,698,000	212,107,000	317,577,000
Total comprehensive income	$ 161,492,000	$ 194,582,000	$ 342,278,000
Basic profit per ordinary share	$ 78.4	$ 97.0	$ 150.7
Diluted profit per ordinary share	78.0	96.6	150.3
Basic comprehensive income per ordinary share	73.8	89.0	162.4
Diluted comprehensive income per ordinary share	$ 73.4	$ 88.6	$ 162.0
PreviouslyReported | Capital provision income
Income
Revenue from contracts with customers	$ 339,647,000	$ 351,828,000	$ 404,230,000